Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

23. Accumulated Other Comprehensive Income

The following table details the changes in accumulated other comprehensive income (loss) (AOCI):

		Unrealized Gain (Loss) on:					Less: OCI	Total
	Foreign	Cash	Hedge of	Available	Defined	Share of	attributable to	AOCI
	Currency	Flow	Net	for Sale	Benefit	OCI of	non-controlling	attributable to
	Translation	Hedges	Investment	Securities	Plans	Associate	interest	IGT PLC

Balance as of December 31, 2012	158,791	697	(5,892)	220	(1,628)	—	1,361	153,549
OCI before reclassifications	(52,331)	(1,780)	494	3,913	(1,725)	—	229	(51,200)
Amounts reclassified from AOCI	—	(1,011)	—	—	—	—	—	(1,011)
Tax effect	6,902	764	(161)	(1,144)	582	—	—	6,943

OCI	(45,429)	(2,027)	333	2,769	(1,143)	—	229	(45,268)

Balance as of December 31, 2013	113,362	(1,330)	(5,559)	2,989	(2,771)	—	1,590	108,281
OCI before reclassifications	62,514	4,059	1,861	2,845	(2,055)	(748)	(905)	67,571
Amounts reclassified from AOCI	—	(640)	—	—	—	—	—	(640)
Tax effect	(17,745)	(1,118)	(801)	(815)	470	—	—	(20,009)

OCI	44,769	2,301	1,060	2,030	(1,585)	(748)	(905)	46,922

Balance as of December 31, 2014	158,131	971	(4,499)	5,019	(4,356)	(748)	685	155,203
OCI before reclassifications	60,079	(594)	—	(3,046)	395	—	304	57,138
Amounts reclassified from AOCI	—	(244)	—	—	—	—	—	(244)
Tax effect	(14,024)	254	(64)	(3,259)	(166)	—	—	(17,259)

OCI	46,055	(584)	(64)	(6,305)	229	—	304	39,635

Balance as of December 31, 2015	204,186	387	(4,563)	(1,286)	(4,127)	(748)	989	194,838

For the years ended December 31, 2015, 2014 and 2013, $0.2 million, $0.6 million, and $1.0 million, respectively, were reclassified from AOCI into service revenue in the consolidated statements of operations.